Trade receivables - Allowance for expected Credit Losses (Details) - Trade receivable - Allowance - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the beginning of the year	R$ (102,128)	R$ (79,659)	R$ (66,199)
Write-off of uncollectible receivables	98,883	59,704	39,385
Reversal	16,868	23,752	20,739
Reclassified to (from) held for sale	0	(5,333)	5,333
Allowance for expected credit losses	(127,557)	(100,592)	(78,917)
At the end of the year	R$ (113,934)	R$ (102,128)	R$ (79,659)